EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Income from continuing operations	$ 63,745	$ 59,600	$ 98,734	$ 88,239
Less: Net income attributable to noncontrolling interests	(10,032)	(7,133)	(16,356)	(11,936)
Income from continuing operations attributable to Dole plc	53,713	52,467	82,378	76,303
Loss from discontinued operations, net of income taxes		(11,195)		(36,425)
Net income attributable to Dole plc	$ 42,275	$ 41,272	$ 56,434	$ 39,878
Weighted average number of shares outstanding:
Weighted average shares - basic (in shares)	94,909	94,878	94,904	94,878
Effect of share options with a dilutive effect (in shares)	203	35	164	33
Weighted average shares - diluted (in shares)	95,112	94,913	95,068	94,911
Basic:
Continuing operations (in USD per share)	$ 0.57	$ 0.55	$ 0.86	$ 0.80
Discontinued operations (in USD per share)	(0.12)	(0.12)	(0.27)	(0.38)
Net income per share attributable to Dole plc - basic (in USD per share)	0.45	0.43	0.59	0.42
Diluted:
Continuing operations (in USD per share)	0.56	0.55	0.86	0.80
Discontinued operations (in USD per share)	(0.12)	(0.12)	(0.27)	(0.38)
Net income per share attributable to Dole plc - diluted (in USD per share)	$ 0.44	$ 0.43	$ 0.59	$ 0.42